CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Fixed income from real estate rent	$ 13,937	$ 14,874	$ 16,144
Costs and expenses:
Cost of real estate operations	2,324	2,548	2,948
Real estate depreciation, amortization and impairment	3,939	3,946	4,321
General and administrative	3,410	2,523	3,047
Total costs and expenses	9,673	9,017	10,316
Gain on sale of operating properties	273	9,127	0
Operating income	4,537	14,984	5,828
Other income	783	454	722
Financial expenses, net	(1,641)	(1,781)	(2,630)
Income before taxes on income	3,679	13,657	3,920
Taxes on income	(731)	(2,162)	(1,472)
Equity share in losses of associates, net	(1,059)	(2,079)	(2,321)
Net income	1,889	9,416	127
Net income attributable to non-controlling interest	2,783	2,983	2,120
Net income (loss) attributable to Optibase Ltd.	$ (894)	$ 6,433	$ (1,993)
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ (0.17)	$ 1.24	$ (0.38)
Weighted average number of shares used in computing basic net earnings per share:	5,198,361	5,198,361	5,198,361
Weighted average number of shares used in computing diluted net earnings per share	5,198,361	5,198,361	5,198,361